                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

        CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
                                   COMPANIES

Investment Company Act file number 811-01570

                            Van Kampen Comstock Fund
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

               1221 Avenue of the Americas NY NY              10020
--------------------------------------------------------------------------------
            (Address of principal executive offices)        (Zip code)

                                 Ronald Robison
                          1221 Avenue of the Americas
                               New York, NY 10020
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000
                                                   -----------------------------

Date of fiscal year end: 12/31
                        -----------

Date of reporting period: 06/30/03
                         -----------

Item 1. Report to Shareholders

       Welcome, Shareholder

       In this update, you'll learn about how your fund performed during the reporting period. The portfolio management team will provide an overview of the market climate, and discuss some of the factors that helped or hindered performance during the reporting period. In addition, this report includes the fund's financial statements and a list of fund investments, as well as other information.

       This material must be preceded or accompanied by a prospectus for the fund being offered.

       Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the fund will achieve its investment objective. The fund is subject to market risk, which is the possibility that the market values of securities owned by the fund will decline and, therefore, the value of the fund shares may be less than what you paid for them. Accordingly, you can lose money investing in this fund. Please see the prospectus for more complete information on investment risks.

       NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

Performance Summary

                                                                                              R
                                                                                           SHARES
                             A SHARES              B SHARES              C SHARES           SINCE
                          since 10/07/68        since 10/19/92        since 10/26/93      10/01/02
---------------------------------------------------------------------------------------------------
AVERAGE ANNUAL         W/O SALES   W/ SALES   W/O SALES   W/SALES   W/O SALES   W/SALES   W/O SALES
TOTAL RETURNS           CHARGES    CHARGES     CHARGES    CHARGES    CHARGES    CHARGES    CHARGES

Since Inception         11.93%     11.74%      11.87%     11.87%     11.38%     11.38%     22.36%

10-year                 12.22      11.56       11.69      11.69         --         --         --

5-year                   5.41       4.17        4.62       4.42       4.63       4.63         --

1-year                   2.12      -3.75        1.35      -3.65       1.35       0.35         --

6-month                 13.09       6.61       12.65       7.65      12.65      11.65      12.93
---------------------------------------------------------------------------------------------------

Past performance is no guarantee of future results. Investment return and principal value will fluctuate, and fund shares, when redeemed, may be worth more or less than their original cost. The returns shown in this report do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance of share classes will vary due to differences in sales charges and expenses.

As a result of recent market activity, current performance may vary from the figures shown. For more up-to-date information, please visit vankampen.com or speak with your financial advisor. Average annual total return with sales charges includes payment of the maximum sales charge of 5.75 percent for Class A shares, a contingent deferred sales charge of 5.00 percent for Class B shares (in year one and declining to zero after year five), a contingent deferred sales charge of 1.00 percent for Class C shares in year one and combined Rule 12b-1 fees and service fees of up to 0.25 percent for Class A shares and 1.00 percent for Class B and C shares. The since inception return for Class B shares reflects the conversion of Class B shares into Class A shares six years after purchase. See footnote 3 in the Notes to Financial Statements for additional information. Class R Shares are available for purchase by investors through or in tax-exempt retirement plans (401(k) plans, 457 plans, defined benefit plans, profit sharing and money purchase pension plans, non-qualified deferred compensation plans, and employer-sponsored 403(b) plans). Class R Shares are offered without any sales charges on purchases or sales. The combined Rule 12b-1 fees and service fees for class R Shares is up to 0.50%. Figures shown above assume reinvestment of all dividends and capital gains.

The S&P/Barra 500 Value Index is generally representative of the U.S. market for value stocks. The S&P 500 Stock Index is generally representative of the U.S. stock market. The index does not include any expenses, fees or sales charges, which would lower performance. The index is unmanaged and should not be considered an investment.

Fund Report

FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2003

       Van Kampen Comstock Fund is managed by the adviser's Multi-Cap Value team. Current members include(1) B. Robert Baker, Managing Director; Jason S. Leder, Executive Director; and Kevin C. Holt, Executive Director. This discussion reflects the team's views on the Fund's performance.

Q. BEFORE YOU DISCUSS HOW THE FUND PERFORMED, PLEASE DESCRIBE THE OVERALL MARKET ENVIRONMENT.

A. Reversing recent trends, stocks enjoyed strong performance during the first six months of 2003.

        -- When the period began, investors were concerned about a likely war in Iraq.

        -- Once the initial military operations ended, investors jumped into stocks and helped send the market to its highest point in a year.

        -- The second quarter, in fact, provided the best quarterly performance for the Standard & Poor's 500 Index since 1998.

        -- Nevertheless, despite interest rates at near-historic lows, the economic environment remained uncertain, bringing near-term risks to investors.

       Despite these factors, we do not choose stocks for the fund based on what's happening at the moment in the economy or market. Rather, we follow a disciplined, bottom-up, stock-selection process in which we buy companies that meet the fund's strict value-oriented investment criteria.

Q.     HOW DID THE FUND PERFORM DURING THE REPORTING PERIOD?

A. The fund outperformed its benchmark indexes, the Standard & Poor's 500 Barra Value Index and the Standard & Poor's 500 Index.

        -- Van Kampen Comstock Fund returned 13.09 percent for the six months that ended June 30, 2003. Performance figures are for Class A shares, and assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. If sales charges were included, performance would be lower. Past performance is no guarantee of future results.

        -- The fund's benchmarks, the S&P Barra Value Index and the S&P 500 Index, returned 12.29 and 11.75 percent, respectively.

       See Performance Summary for additional information and index definitions.

(1)Team members may change at any time without notice.

Q.     WHAT HELPED PERFORMANCE DURING THE REPORTING PERIOD?

A. The three stocks that most helped the fund's results were Halliburton, Schlumberger and Federated Department Stores.(2)

        -- Halliburton and Schlumberger are competitors in the oil and gas services business. We added both stocks to the portfolio because we believed they were selling at very cheap prices. During the period, both companies benefited from an increasingly favorable environment for oil-service and drilling stocks. Also, Halliburton was helped by continuing efforts to resolve pending litigation stemming from asbestos exposure, while investors appeared to reward Schlumberger for a new management team installed early in 2003.

        -- Federated Department Stores, whose retail chains include Macy's and Bloomingdale's, saw its stock price rise during the period, as investors observed what we had noticed earlier--that shares of the company were available at a very low price.

Q.     WHAT FACTORS HINDERED PERFORMANCE?

A. Investments in Freddie Mac, AT&T, and Interpublic Group of Companies detracted the most from the fund's results.

        -- Freddie Mac, a government-sponsored enterprise that buys mortgages and repackages them as securities, saw its stock price plunge after the company restated financial results for the past three years and replaced its top management team.


TOP 10 HOLDINGS AS OF 6/30/03             TOP 10 INDUSTRIES AS OF 6/30/03
Sprint                          5.5%      Pharmaceuticals                13.4%
Bristol-Myers Squibb            4.7       Oil & Gas Equipment & Services  8.7
Schlumberger                    4.6       Integrated Telecommunication
Halliburton                     4.1       Services                        6.5
Freddie Mac                     3.7       Property & Casualty             4.8
Federated Department Stores     3.6       Diversified Banks               4.6
Kroger                          2.8       Electric Utilities              4.6
Dow Chemical                    2.7       Integrated Oil & Gas            4.6
Bank of America                 2.6       Thrifts & Mortgage Finance      4.5
Georgia-Pacific                 2.2       Paper Products                  4.4
                                          Oil & Gas Drilling              4.2

Subject to change daily. All percentages are as a percentage of long-term investments. For informational purposes only and should not be deemed as a recommendation to buy securities mentioned or securities in the industries shown above. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

(2) There is no guarantee that these stocks will continue to perform well or be held by the fund in the future.

        -- The fund owned a modest position in AT&T, the nation's leading long-distance communications provider. AT&T faced increased competitive pressures as well as concerns about the growth potential of its core long-distance business.

        -- Interpublic's stock was hurt by a continued weak advertising market and by questions about the strength of its financial statements. The company is the world's second-largest group of advertising agencies.

Q.     PLEASE HIGHLIGHT SIGNIFICANT WEIGHTINGS FROM THE PORTFOLIO.

A. As a result of our bottom-up stock selection process, the fund ended the period with overweight positions, relative to the S&P Barra Value Index, in the energy, consumer staples and health care sectors.

        -- Within energy, the fund owned a number of oil-service and drilling stocks. In our opinion, many of these companies offered particularly attractive valuations.

        -- The significant emphasis in consumer staples reflected our positions in low-valuation stocks from a variety of industries--such as paper products, tobacco, drug stores and food retailers.

        -- In health care, the fund had a substantial position in pharmaceutical stocks, which we believed were trading at attractive levels. These companies have been hurt in recent years by increased competition from generic drug makers, patent expirations and the perception that relatively few new blockbuster drugs are on the horizon. We believed, however, that these factors were already being reflected in these companies' stock prices, and we took the opportunity to buy those companies that we thought offered the best values.

Q. NOW THAT YOU'VE PROVIDED AN OVERVIEW OF THE FUND, DO YOU HAVE ANY CLOSING THOUGHTS FOR SHAREHOLDERS?

A. As value investors, we routinely take a long-term view of the stocks we own. The typical stock in Comstock Fund may be unpopular with investors today, but we hope its true value may be recognized over time. Whether our shareholders invest in growth funds, value funds or both, we think it's important for them to keep a similarly long-term perspective. Sometimes markets go up, other times they go down, and it's nearly impossible to know what will happen next. Instead of focusing on short-term performance, we encourage shareholders to review their investments' long-term track record, invest regularly in good times and bad, and work with their financial advisor to monitor their progress toward their financial goals.

ANNUAL HOUSEHOLDING NOTICE

       To reduce fund expenses, the fund attempts to eliminate duplicate mailings to the same address. The fund delivers a single copy of certain shareholder documents to investors who share an address, even if the accounts are registered under different names. The fund's prospectuses and shareholder reports (including annual privacy notices) will be delivered to you in this manner indefinitely unless you instruct us otherwise. You can request multiple copies of these documents by either calling (800) 341-2911 or writing to Van Kampen Investor Services at 1 Parkview Plaza, P.O. Box 5555, Oakbrook Terrace, IL 60181. Once Investor Services has received your instructions, we will begin sending individual copies for each account within 30 days.

PROXY VOTING POLICIES AND PROCEDURES

       A description of the fund's policies and procedures with respect to the voting of proxies relating to the fund's portfolio securities is available without charge, upon request, by calling 1-800-847-2424. This information is also available on the Securities and Exchange Commission's website at http://www.sec.gov.

                         BY THE NUMBERS

YOUR FUND'S INVESTMENTS

June 30, 2003 (Unaudited)
THE FOLLOWING PAGES DETAIL YOUR FUND'S PORTFOLIO OF INVESTMENTS AT THE END OF THE REPORTING PERIOD.

                                                                               MARKET
DESCRIPTION                                                     SHARES         VALUE
COMMON STOCKS  91.1%
ALUMINUM  0.8%
Alcoa, Inc. ................................................   2,395,000   $   61,072,500
                                                                           --------------

APPAREL & ACCESSORIES  0.6%
Jones Apparel Group, Inc. (a)...............................   1,403,000       41,051,780
                                                                           --------------

APPAREL RETAIL  0.5%
Limited Brands..............................................   2,228,343       34,539,316
                                                                           --------------

BROADCASTING & CABLE TV  0.3%
Comcast Corp., Class A (a)..................................     786,066       23,723,472
                                                                           --------------

COMMUNICATIONS EQUIPMENT  1.3%
Andrew Corp. (a)............................................   1,185,113       10,903,040
Cisco Systems, Inc. (a).....................................   1,444,044       24,101,094
Comverse Technology, Inc. (a)...............................     639,741        9,615,307
Ericsson, Class B--ADR (Sweden).............................   1,107,828       11,776,212
JDS Uniphase Corp. (a)......................................   2,908,635       10,209,309
Motorola, Inc. .............................................   1,293,560       12,198,271
Nokia Corp.--ADR (Finland)..................................     789,180       12,966,227
                                                                           --------------
                                                                               91,769,460
                                                                           --------------
COMPUTER HARDWARE  1.4%
Hewlett-Packard Co. ........................................   3,879,257       82,628,174
International Business Machines Corp. ......................     247,783       20,442,097
                                                                           --------------
                                                                              103,070,271
                                                                           --------------
COMPUTER STORAGE & PERIPHERALS  0.9%
Electronics for Imaging, Inc. (a)...........................     858,360       17,416,124
Lexmark International, Inc., Class A (a)....................     641,615       45,407,094
                                                                           --------------
                                                                               62,823,218
                                                                           --------------
CONSUMER FINANCE  0.3%
Capital One Financial Corp. ................................     473,981       23,310,386
                                                                           --------------

DATA PROCESSING & OUTSOURCING SERVICES  0.3%
SunGard Data Systems, Inc. (a)..............................     729,336       18,897,096
                                                                           --------------
DEPARTMENT STORES  3.6%
Federated Department Stores, Inc. ..........................   6,548,800      241,323,280
May Department Stores Co. ..................................     965,000       21,480,900
                                                                           --------------
                                                                              262,804,180
                                                                           --------------

 6                                             See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

June 30, 2003 (Unaudited)

                                                                               MARKET
DESCRIPTION                                                     SHARES         VALUE
DIVERSIFIED BANKS  4.2%
Bank of America Corp. ......................................   2,245,728   $  177,479,884
Wells Fargo & Co. ..........................................   2,596,582      130,867,733
                                                                           --------------
                                                                              308,347,617
                                                                           --------------
DIVERSIFIED CAPITAL MARKETS  0.4%
J.P. Morgan Chase & Co. ....................................     941,864       32,192,912
                                                                           --------------

DIVERSIFIED CHEMICALS  3.1%
Dow Chemical Co. ...........................................   5,782,739      179,033,599
Du Pont (E.I.) de Nemours & Co. ............................   1,171,000       48,760,440
                                                                           --------------
                                                                              227,794,039
                                                                           --------------
DIVERSIFIED METALS & MINING  0.7%
Phelps Dodge Corp. (a)......................................   1,384,000       53,062,560
                                                                           --------------

DRUG RETAIL  1.4%
CVS Corp. ..................................................   3,583,839      100,455,007
                                                                           --------------

ELECTRIC UTILITIES  4.2%
American Electric Power Co., Inc. ..........................     779,316       23,246,996
Centerpoint Energy, Inc. ...................................   4,387,200       35,755,680
Constellation Energy Group, Inc. ...........................     891,522       30,579,205
Exelon Corp. ...............................................     183,628       10,982,791
IDACORP, Inc. ..............................................     434,080       11,394,600
Public Service Enterprise Group, Inc. ......................   1,152,578       48,696,420
Scottish Power PLC--ADR (United Kingdom)....................   1,141,740       27,755,699
TXU Corp. ..................................................   5,266,226      118,226,774
                                                                           --------------
                                                                              306,638,165
                                                                           --------------
ELECTRONIC MANUFACTURING SERVICES  1.1%
Flextronics International Ltd. (Singapore) (a)..............   4,854,417       50,437,393
Jabil Circuit, Inc. (a).....................................   1,080,780       23,885,238
KEMET Corp. (a).............................................     826,480        8,347,448
                                                                           --------------
                                                                               82,670,079
                                                                           --------------
FOOD RETAIL  2.5%
Kroger Co. (a)..............................................  11,071,231      184,668,133
                                                                           --------------

HEALTH CARE FACILITIES  0.5%
Tenet Healthcare Corp. (a)..................................   3,059,000       35,637,350
                                                                           --------------

HOME IMPROVEMENT RETAIL  0.3%
Home Depot, Inc. ...........................................     674,000       22,322,880
                                                                           --------------

HOUSEHOLD PRODUCTS  2.0%
Kimberly-Clark Corp. .......................................   2,747,975      143,279,416
                                                                           --------------

See Notes to Financial Statements                                              7

YOUR FUND'S INVESTMENTS

June 30, 2003 (Unaudited)

                                                                               MARKET
DESCRIPTION                                                     SHARES         VALUE
INDUSTRIAL MACHINERY  0.6%
Cognex Corp. (a)............................................   2,106,687   $   47,084,454
                                                                           --------------

INTEGRATED OIL & GAS  4.1%
BP PLC--ADR (United Kingdom)................................   3,251,396      136,623,660
ConocoPhillips..............................................   1,712,683       93,855,028
Total Fina Elf SA--ADR (France).............................     981,000       74,359,800
                                                                           --------------
                                                                              304,838,488
                                                                           --------------
INTEGRATED TELECOMMUNICATION SERVICES  5.9%
Amdocs Ltd. (Guernsey) (a)..................................     534,919       12,838,056
Sprint Corp. ...............................................  25,523,700      367,541,280
Verizon Communications, Inc. ...............................   1,385,166       54,644,799
                                                                           --------------
                                                                              435,024,135
                                                                           --------------
INVESTMENT BANKING & BROKERAGE  0.9%
Goldman Sachs Group, Inc. ..................................     210,200       17,604,250
Merrill Lynch & Co., Inc. ..................................     968,016       45,186,987
                                                                           --------------
                                                                               62,791,237
                                                                           --------------
LIFE & HEALTH INSURANCE  0.7%
Torchmark Corp. ............................................   1,304,447       48,590,651
                                                                           --------------

MANAGED HEALTH CARE  1.0%
Aetna, Inc. ................................................   1,224,442       73,711,408
                                                                           --------------

MOVIES & ENTERTAINMENT  1.9%
Walt Disney Co. ............................................   7,003,656      138,322,206
                                                                           --------------

MULTI-LINE INSURANCE  0.1%
Nationwide Financial Services, Inc. ........................     120,900        3,929,250
                                                                           --------------

OIL & GAS DRILLING  3.8%
Diamond Offshore Drilling, Inc. ............................   5,231,324      109,805,491
GlobalSantaFe Corp. ........................................   4,806,200      112,176,708
Transocean, Inc. (a)........................................   2,647,000       58,154,590
                                                                           --------------
                                                                              280,136,789
                                                                           --------------
OIL & GAS EQUIPMENT & SERVICES  7.9%
Halliburton Co. ............................................  11,945,580      274,748,340
Schlumberger Ltd. ..........................................   6,413,130      305,072,594
                                                                           --------------
                                                                              579,820,934
                                                                           --------------
OTHER DIVERSIFIED FINANCIAL SERVICES  5.2%
Citigroup, Inc. ............................................   2,712,505      116,095,214
Freddie Mac.................................................   4,864,666      246,979,093
Principal Financial Group, Inc. ............................     644,828       20,795,703
                                                                           --------------
                                                                              383,870,010
                                                                           --------------
PACKAGED FOODS  0.8%
Sara Lee Corp. .............................................   3,112,262       58,541,648
                                                                           --------------

 8                                             See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

June 30, 2003 (Unaudited)

                                                                               MARKET
DESCRIPTION                                                     SHARES         VALUE
PAPER PRODUCTS  4.0%
Boise Cascade Corp. ........................................   2,840,156   $   67,879,728
Georgia-Pacific Corp. ......................................   7,790,000      147,620,500
International Paper Co. ....................................   2,209,571       78,947,972
                                                                           --------------
                                                                              294,448,200
                                                                           --------------
PHARMACEUTICALS  12.2%
Bristol-Myers Squibb Co. ...................................  11,505,000      312,360,750
GlaxoSmithKline PLC--ADR (United Kingdom)...................   3,142,000      127,376,680
Merck & Co., Inc. ..........................................   1,484,618       89,893,620
Pfizer, Inc. ...............................................   3,452,999      117,919,916
Roche Holdings AG--ADR (Switzerland)........................   1,099,246       86,180,886
Schering-Plough Corp. ......................................   3,712,890       69,059,754
Wyeth.......................................................   2,123,696       96,734,353
                                                                           --------------
                                                                              899,525,959
                                                                           --------------
PROPERTY & CASUALTY  4.3%
Allstate Corp. .............................................   2,685,529       95,739,109
AMBAC Financial Group, Inc. ................................     951,163       63,014,549
Berkshire Hathaway, Inc., Class B (a).......................       4,200       10,206,000
Chubb Corp. ................................................   1,730,580      103,834,800
RenaissanceRe Holdings Ltd. (Bermuda).......................     338,000       15,385,760
Travelers Property Casualty Corp., Class A..................     358,000        5,692,200
Travelers Property Casualty Corp., Class B..................   1,564,449       24,671,361
                                                                           --------------
                                                                              318,543,779
                                                                           --------------
RAILROADS  0.6%
Burlington Northern Santa Fe Corp. .........................   1,635,999       46,527,812
                                                                           --------------

REGIONAL BANKS  1.0%
PNC Financial Services Group, Inc. .........................     852,600       41,615,406
SunTrust Banks, Inc. .......................................     577,301       34,257,041
                                                                           --------------
                                                                               75,872,447
                                                                           --------------
RESTAURANTS  1.7%
McDonald's Corp. ...........................................   5,557,000      122,587,420
                                                                           --------------

SEMICONDUCTOR EQUIPMENT  0.5%
Credence Systems Corp. (a)..................................   2,883,503       24,423,270
Novellus Systems, Inc. (a)..................................     312,500       11,444,062
                                                                           --------------
                                                                               35,867,332
                                                                           --------------
SEMICONDUCTORS  0.1%
Intel Corp. ................................................     274,392        5,702,963
                                                                           --------------

STEEL  0.6%
United States Steel Corp. ..................................   2,758,950       45,164,012
                                                                           --------------

See Notes to Financial Statements                                              9

YOUR FUND'S INVESTMENTS

June 30, 2003 (Unaudited)

                                                                               MARKET
DESCRIPTION                                                     SHARES         VALUE
SYSTEMS SOFTWARE  0.5%
Check Point Software Technologies Ltd. (Israel) (a).........     804,408   $   15,726,176
Microsoft Corp. ............................................     938,252       24,028,634
                                                                           --------------
                                                                               39,754,810
                                                                           --------------
THRIFTS & MORTGAGE FINANCE  0.7%
Fannie Mae..................................................     568,300       38,326,152
Washington Mutual, Inc. ....................................     342,230       14,134,099
                                                                           --------------
                                                                               52,460,251
                                                                           --------------
TOBACCO  1.6%
Altria Group, Inc. .........................................   2,634,683      119,719,996
                                                                           --------------
TOTAL LONG-TERM INVESTMENTS 91.1%
(Cost $6,312,331,212)...................................................    6,692,966,028
                                                                           --------------

SHORT-TERM INVESTMENTS  8.4%
NOTES  3.3%
Federal Home Loan Bank Discount Note ($244,432,000 par, yielding .95%,
  07/01/03 maturity)....................................................      244,432,000

REPURCHASE AGREEMENT  5.1%
UBS Securities ($372,244,000 par collateralized by U.S. Government obligations in a pooled cash account, dated 06/30/03, to be sold on
  07/01/03 at $372,255,374).............................................      372,244,000
                                                                           --------------

TOTAL SHORT-TERM INVESTMENTS
  (Cost $616,676,000)...................................................      616,676,000
                                                                           --------------

TOTAL INVESTMENTS  99.5%
  (Cost $6,929,007,212).................................................    7,309,642,028
OTHER ASSETS IN EXCESS OF LIABILITIES  0.5%.............................       38,503,405
                                                                           --------------

NET ASSETS  100.0%......................................................   $7,348,145,433
                                                                           ==============

(a) Non-income producing security as this stock currently does not declare dividends.

ADR--American Depositary Receipt

 10                                            See Notes to Financial Statements

FINANCIAL STATEMENTS
Statement of Assets and Liabilities
June 30, 2003 (Unaudited)

ASSETS:
Total Investments (Cost $6,929,007,212).....................  $ 7,309,642,028
Cash........................................................          748,610
Receivables:
  Fund Shares Sold..........................................       23,508,993
  Investments Sold..........................................       20,707,936
  Dividends.................................................       12,178,363
  Interest..................................................           11,374
Other.......................................................          296,959
                                                              ---------------
    Total Assets............................................    7,367,094,263
                                                              ---------------
LIABILITIES:
Payables:
  Fund Shares Repurchased...................................       11,080,452
  Distributor and Affiliates................................        4,995,493
  Investment Advisory Fee...................................        2,362,962
Trustees' Deferred Compensation and Retirement Plans........          294,885
Accrued Expenses............................................          215,038
                                                              ---------------
    Total Liabilities.......................................       18,948,830
                                                              ---------------
NET ASSETS..................................................  $ 7,348,145,433
                                                              ===============
NET ASSETS CONSIST OF:
Capital (Par value of $.01 per share with an unlimited
  number of shares authorized)..............................  $ 8,157,168,042
Net Unrealized Appreciation.................................      380,634,816
Accumulated Undistributed Net Investment Income.............        9,460,881
Accumulated Net Realized Loss...............................   (1,199,118,306)
                                                              ---------------
NET ASSETS..................................................  $ 7,348,145,433
                                                              ===============
MAXIMUM OFFERING PRICE PER SHARE:
  Class A Shares:
    Net asset value and redemption price per share (Based on
    net assets of $5,016,905,306 and 362,077,850 shares of
    beneficial interest issued and outstanding).............  $         13.86
    Maximum sales charge (5.75%* of offering price).........              .85
                                                              ---------------
    Maximum offering price to public........................  $         14.71
                                                              ===============
  Class B Shares:
    Net asset value and offering price per share (Based on
    net assets of $1,678,401,721 and 121,046,065 shares of
    beneficial interest issued and outstanding).............  $         13.87
                                                              ===============
  Class C Shares:
    Net asset value and offering price per share (Based on
    net assets of $652,050,516 and 47,001,132 shares of
    beneficial interest issued and outstanding).............  $         13.87
                                                              ===============
  Class R Shares:
    Net asset value and offering price per share (Based on
    net assets of $787,890 and 56,816 shares of beneficial
    interest issued and outstanding)........................  $         13.87
                                                              ===============

*   On sales of $50,000 or more, the sales charge will be reduced.

See Notes to Financial Statements                                             11

Statement of Operations
For the Six Months Ended June 30, 2003 (Unaudited)

INVESTMENT INCOME:
Dividends (Net of foreign withholding taxes of $948,928)....  $  75,769,673
Interest....................................................      2,001,604
                                                              -------------
    Total Income............................................     77,771,277
                                                              -------------
EXPENSES:
Distribution (12b-1) and Service Fees (Attributed to Classes
  A, B, C and R of $5,374,584, $7,464,319, $2,845,350 and
  $367, respectively).......................................     15,684,620
Investment Advisory Fee.....................................     12,717,819
Shareholder Services........................................      6,256,749
Custody.....................................................        230,019
Legal.......................................................        120,987
Trustees' Fees and Related Expenses.........................         36,678
Other.......................................................        992,574
                                                              -------------
    Total Expenses..........................................     36,039,446
    Less Credits Earned on Cash Balances....................         14,334
                                                              -------------
    Net Expenses............................................     36,025,112
                                                              -------------
NET INVESTMENT INCOME.......................................  $  41,746,165
                                                              =============
REALIZED AND UNREALIZED GAIN/LOSS:
Net Realized Loss...........................................  $(139,492,731)
                                                              -------------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................   (536,559,032)
  End of the Period.........................................    380,634,816
                                                              -------------
Net Unrealized Appreciation During the Period...............    917,193,848
                                                              -------------
NET REALIZED AND UNREALIZED GAIN............................  $ 777,701,117
                                                              =============
NET INCREASE IN NET ASSETS FROM OPERATIONS..................  $ 819,447,282
                                                              =============

 12                                            See Notes to Financial Statements

Statements of Changes in Net Assets
(Unaudited)

                                                        SIX MONTHS ENDED       YEAR ENDED
                                                         JUNE 30, 2003      DECEMBER 31, 2002
                                                        -------------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income.................................   $   41,746,165      $    68,228,049
Net Realized Loss.....................................     (139,492,731)        (963,297,746)
Net Unrealized Appreciation/Depreciation During the
  Period..............................................      917,193,848         (619,769,597)
                                                         --------------      ---------------
Change in Net Assets from Operations..................      819,447,282       (1,514,839,294)
                                                         --------------      ---------------

Distributions from Net Investment Income:
  Class A Shares......................................      (31,564,857)         (53,629,619)
  Class B Shares......................................       (4,715,676)          (6,204,139)
  Class C Shares......................................       (1,805,572)          (2,318,109)
  Class R Shares......................................           (2,152)                 (54)
                                                         --------------      ---------------
                                                            (38,088,257)         (62,151,921)
                                                         --------------      ---------------

Distributions from Net Realized Gain:
  Class A Shares......................................              -0-          (40,745,063)
  Class B Shares......................................              -0-          (15,447,311)
  Class C Shares......................................              -0-           (5,503,302)
  Class R Shares......................................              -0-                  -0-
                                                         --------------      ---------------
                                                                    -0-          (61,695,676)
                                                         --------------      ---------------
Total Distributions...................................      (38,088,257)        (123,847,597)
                                                         --------------      ---------------

NET CHANGE IN NET ASSETS FROM INVESTMENT ACTIVITIES...      781,359,025       (1,638,686,891)
                                                         --------------      ---------------

FROM CAPITAL TRANSACTIONS:
Proceeds from Shares Sold.............................      993,316,060        3,798,326,495
Net Asset Value of Shares Issued Through Dividend
  Reinvestment........................................       33,673,260          108,148,170
Cost of Shares Repurchased............................     (695,045,583)      (1,785,114,867)
                                                         --------------      ---------------
NET CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS....      331,943,737        2,121,359,798
                                                         --------------      ---------------
TOTAL INCREASE IN NET ASSETS..........................    1,113,302,762          482,672,907
NET ASSETS:
Beginning of the Period...............................    6,234,842,671        5,752,169,764
                                                         --------------      ---------------
End of the Period (Including accumulated undistributed
  net investment income of $9,460,881 and $5,802,973,
  respectively).......................................   $7,348,145,433      $ 6,234,842,671
                                                         ==============      ===============

See Notes to Financial Statements                                             13

Financial Highlights
(Unaudited)
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                             SIX MONTHS
                               ENDED                      YEAR ENDED DECEMBER 31,
CLASS A SHARES                JUNE 30,    --------------------------------------------------------
                                2003        2002      2001 (b)      2000        1999        1998
                             ---------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
  OF THE PERIOD.............  $  12.34    $  15.68    $  17.23    $  14.80    $  16.39    $  16.20
                              --------    --------    --------    --------    --------    --------
  Net Investment Income.....       .10         .18         .22         .31         .24         .27
  Net Realized and
    Unrealized Gain/Loss....      1.51       (3.21)       (.54)       4.08         .11        2.87
                              --------    --------    --------    --------    --------    --------
Total from Investment
  Operations................      1.61       (3.03)       (.32)       4.39         .35        3.14
                              --------    --------    --------    --------    --------    --------
Less:
  Distributions from Net
    Investment Income.......       .09         .17         .23         .31         .29         .28
  Distributions from Net
    Realized Gain...........       -0-         .14        1.00        1.65        1.65        2.67
                              --------    --------    --------    --------    --------    --------
Total Distributions.........       .09         .31        1.23        1.96        1.94        2.95
                              --------    --------    --------    --------    --------    --------
NET ASSET VALUE, END OF THE
  PERIOD....................  $  13.86    $  12.34    $  15.68    $  17.23    $  14.80    $  16.39
                              ========    ========    ========    ========    ========    ========

Total Return (a)............    13.09%*    -19.59%      -1.79%      31.91%       2.39%      20.12%
Net Assets at End of the
  Period (In millions)......  $5,016.9    $4,193.4    $3,835.4    $2,507.4    $1,801.3    $1,752.4
Ratio of Expenses to Average
  Net Assets................      .88%        .89%        .87%        .93%        .89%        .91%
Ratio of Net Investment
  Income to Average Net
  Assets....................     1.54%       1.33%       1.30%       2.10%       1.73%       1.59%
Portfolio Turnover..........       25%*        52%         62%         89%         72%        102%

*   Non-Annualized

(a) Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 5.75% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within one year of purchase. If the sales charges were included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to .25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b) Based on average shares outstanding.

 14                                            See Notes to Financial Statements

Financial Highlights
(Unaudited)
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                 SIX MONTHS
                                   ENDED                   YEAR ENDED DECEMBER 31,
CLASS B SHARES                    JUNE 30,    --------------------------------------------------
                                    2003        2002      2001 (b)     2000      1999      1998
                                 ---------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
  THE PERIOD....................  $  12.35    $  15.67    $  17.23    $14.78    $16.38    $16.21
                                  --------    --------    --------    ------    ------    ------
  Net Investment Income.........       .05         .07         .08       .19       .12       .13
  Net Realized and Unrealized
    Gain/Loss...................      1.51       (3.20)       (.54)     4.10       .10      2.87
                                  --------    --------    --------    ------    ------    ------
Total from Investment
  Operations....................      1.56       (3.13)       (.46)     4.29       .22      3.00
                                  --------    --------    --------    ------    ------    ------
Less:
  Distributions from Net
    Investment Income...........       .04         .05         .10       .19       .17       .16
  Distributions from Net
    Realized Gain...............       -0-         .14        1.00      1.65      1.65      2.67
                                  --------    --------    --------    ------    ------    ------
Total Distributions.............       .04         .19        1.10      1.84      1.82      2.83
                                  --------    --------    --------    ------    ------    ------
NET ASSET VALUE, END OF THE
  PERIOD........................  $  13.87    $  12.35    $  15.67    $17.23    $14.78    $16.38
                                  ========    ========    ========    ======    ======    ======

Total Return (a)................    12.65%*    -20.21%      -2.54%    31.06%     1.57%    19.13%
Net Assets at End of the Period
  (In millions).................  $1,678.4    $1,482.0    $1,437.2    $505.9    $319.6    $204.7
Ratio of Expenses to Average Net
  Assets........................     1.64%       1.65%       1.65%     1.70%     1.66%     1.70%
Ratio of Net Investment Income
  to Average Net Assets.........      .78%        .57%        .52%     1.32%     1.00%      .79%
Portfolio Turnover..............       25%*        52%         62%       89%       72%      102%

*   Non-Annualized

(a) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 5%, charged on certain redemptions made within one year of purchase and declining to 0% after the fifth year. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b) Based on average shares outstanding.

See Notes to Financial Statements                                             15

Financial Highlights
(Unaudited)
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                  SIX MONTHS
                                    ENDED                   YEAR ENDED DECEMBER 31,
CLASS C SHARES                     JUNE 30,    -------------------------------------------------
                                     2003       2002      2001 (b)     2000      1999      1998
                                  --------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE
  PERIOD.........................   $12.35     $ 15.68     $17.23     $14.79    $16.38    $16.21
                                    ------     -------     ------     ------    ------    ------
  Net Investment Income..........      .05         .07        .08        .19       .13       .12
  Net Realized and Unrealized
    Gain/Loss....................     1.51       (3.21)      (.53)      4.09       .09      2.88
                                    ------     -------     ------     ------    ------    ------
Total from Investment
  Operations.....................     1.56       (3.14)      (.45)      4.28       .22      3.00
                                    ------     -------     ------     ------    ------    ------
Less:
  Distributions from Net
    Investment Income............      .04         .05        .10        .19       .17       .16
  Distributions from Net Realized
    Gain.........................      -0-         .14       1.00       1.65      1.64      2.67
                                    ------     -------     ------     ------    ------    ------
Total Distributions..............      .04         .19       1.10       1.84      1.81      2.83
                                    ------     -------     ------     ------    ------    ------
NET ASSET VALUE, END OF THE
  PERIOD.........................   $13.87     $ 12.35     $15.68     $17.23    $14.79    $16.38
                                    ======     =======     ======     ======    ======    ======

Total Return (a).................   12.65%*    -20.21%     -2.54%     30.97%     1.64%    19.13%
Net Assets at End of the Period
  (In millions)..................   $652.1     $ 559.5     $479.6     $118.9    $ 95.1    $ 49.9
Ratio of Expenses to Average Net
  Assets.........................    1.64%       1.65%      1.64%      1.69%     1.66%     1.71%
Ratio of Net Investment Income to
  Average Net Assets.............     .78%        .57%       .52%      1.34%     1.00%      .78%
Portfolio Turnover...............      25%*        52%        62%        89%       72%      102%

*   Non-Annualized

(a) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b) Based on average shares outstanding.

 16                                            See Notes to Financial Statements

Financial Highlights
(Unaudited)
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                             SIX MONTHS    OCTOBER 1, 2002
                                                               ENDED        (COMMENCEMENT
CLASS R SHARES                                                JUNE 30,    OF OPERATIONS) TO
                                                              2003 (b)    DECEMBER 31, 2002
                                                             ------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD...................    $12.35          $11.43
                                                               ------          ------
  Net Investment Income....................................       .07             .03
  Net Realized and Unrealized Gain.........................      1.52             .92
                                                               ------          ------
Total from Investment Operations...........................      1.59             .95
Less Distributions from Net Investment Income..............       .07             .03
                                                               ------          ------
NET ASSET VALUE, END OF THE PERIOD.........................    $13.87          $12.35
                                                               ======          ======
Total Return (a)...........................................    12.93%*          8.35%*
Net Assets at End of the Period (In thousands).............    $787.9          $ 20.7
Ratio of Expenses to Average Net Assets....................     1.14%           1.26%
Ratio of Net Investment Income to Average Net Assets.......     1.28%           1.87%
Portfolio Turnover.........................................       25%*            52%

*   Non-Annualized

(a) Assumes reinvestment of all distributions for the period. These returns include combined Rule 12b-1 fees and service fees of .50% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b) Based on average shares outstanding.

See Notes to Financial Statements                                             17

NOTES TO
FINANCIAL STATEMENTS

June 30, 2003 (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen Comstock Fund (the "Fund") is organized as a Delaware business trust and is registered as a diversified, open-end investment management company under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Fund's investment objective is to seek capital growth and income through investments in equity securities, including common stocks, preferred stocks, and securities convertible into common and preferred stocks. The Fund commenced investment operations on October 7, 1968. The distribution of the Fund's Class B, Class C and Class R shares commenced on October 19, 1992, October 26, 1993 and October 1, 2002, respectively.

    The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

A. SECURITY VALUATION Investments in securities listed on a securities exchange are valued at their sale price as of the close of such securities exchange. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Fixed income investments are stated at value using market quotations or indications of value obtained from an independent pricing service. Unlisted securities and listed securities for which the last sales price is not available are valued at the mean of the last reported bid and asked price. For those securities where quotations or prices are not available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.

    The Fund may invest in repurchase agreements which are short-term investments whereby the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. The Fund may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment companies advised by Van Kampen Asset Management Inc. (the "Adviser") or its affiliates, the daily aggregate of which is invested in repurchase agreements. Repurchase agreements are fully collateralized by the underlying debt security. The Fund will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Fund.

C. INCOME AND EXPENSES Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Premiums on debt securities are amortized and

NOTES TO
FINANCIAL STATEMENTS

June 30, 2003 (Unaudited)

discount is accreted over the expected life of each applicable security. Income and expenses of the Fund are allocated on a pro-rata basis to each class of shares, except for distribution and service fees and transfer agency costs which are unique to each class of shares.

D. FEDERAL INCOME TAXES It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required.

    The Fund intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of loss and offset such losses against any future realized capital gains. At December 31, 2002, the Fund had an accumulated capital loss carryforward for tax purposes of $659,164,101, which will expire on December 31, 2010.

    At June 30, 2003, the cost and related gross unrealized appreciation and depreciation are as follows:


Cost of investments for tax purposes........................    $7,090,948,422
                                                                ==============
Gross tax unrealized appreciation...........................    $  564,675,096
Gross tax unrealized depreciation...........................      (345,981,490)
                                                                --------------
Net tax unrealized appreciation on investments..............    $  218,693,606
                                                                ==============

E. DISTRIBUTION OF INCOME AND GAINS The Fund declares and pays dividends quarterly from net investment income. Net realized gains, if any, are distributed annually. Distributions from net realized gains for book purposes may include short-term capital gains and gains on futures transactions. All short-term capital gains and a portion of futures gains are included in ordinary income for tax purposes.

    The tax character of distributions paid during the year ended December 31, 2002 was as follows:


Distributions paid from:
  Ordinary income...........................................    $ 92,723,829
  Long-term capital gain....................................      31,123,768
                                                                ------------
                                                                $123,847,597
                                                                ============

    As of December 31, 2002, the components of distributable earnings on a tax basis were as follows:


Undistributed ordinary income...............................    $6,129,219

    Net realized gains or losses may differ for financial and tax reporting purposes primarily as a result of the deferral of losses relating to wash sale transactions.

NOTES TO
FINANCIAL STATEMENTS

June 30, 2003 (Unaudited)

F. EXPENSE REDUCTIONS During the six months ended June 30, 2003, the Fund's custody fee was reduced by $14,334 as a result of credits earned on cash balances.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Fund's Investment Advisory Agreement, the Adviser will provide investment advice and facilities to the Fund for an annual fee payable monthly as follows:

AVERAGE DAILY NET ASSETS                                        % PER ANNUM
First $1 billion............................................       .50%
Next $1 billion.............................................       .45%
Next $1 billion.............................................       .40%
Over $3 billion.............................................       .35%

    For the six months ended June 30, 2003, the Fund recognized expenses of approximately $121,000 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom (Illinois), counsel to the Fund, of which a trustee of the Fund is an affiliated person.

    Under an Accounting Services agreement, the Adviser provides accounting services to the Fund. The Adviser allocates the cost of such services to each fund. For the six months ended June 30, 2003, the Fund recognized expenses of approximately $180,200 representing Van Kampen Investment Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing accounting services to the Fund, which are reported as part of "Other" expenses in the Statement of Operations.

    Van Kampen Investor Services Inc. (VKIS), an affiliate of the Adviser, serves as the shareholder servicing agent for the Fund. For the six months ended June 30, 2003, the Fund recognized expenses of approximately $5,785,400 representing transfer agency fees paid to VKIS. Transfer agency fees are determined through negotiations with the Fund's Board of Trustees.

    Certain officers and trustees of the Fund are also officers and directors of Van Kampen. The Fund does not compensate its officers or trustees who are officers of Van Kampen.

    The Fund provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Fund, and to the extent permitted by the 1940 Act, as amended, may be invested in the common shares of those funds selected by the trustees. Investments in such funds of $204,128 are included in "Other" assets on the Statement of Assets and Liabilities at June 30, 2003. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee's years of service to the Fund. The maximum annual benefit per trustee under the plan is $2,500.

    For the six months ended June 30, 2003, the Fund paid brokerage commissions to Morgan Stanley DW Inc., an affiliate of the Adviser, totaling $285,799.

NOTES TO
FINANCIAL STATEMENTS

June 30, 2003 (Unaudited)

3. CAPITAL TRANSACTIONS

At June 30, 2003, capital aggregated $5,395,154,012, $1,988,574,334,
$772,663,012, and $776,684, for Classes A, B, C, and R, respectively. For the six months ended June 30, 2003, transactions were as follows:

                                                                SHARES           VALUE
Sales:
  Class A...................................................   59,205,819    $ 749,473,545
  Class B...................................................   12,350,873      156,956,754
  Class C...................................................    6,754,426       85,999,251
  Class R...................................................       64,225          886,510
                                                              -----------    -------------
Total Sales.................................................   78,375,343    $ 993,316,060
                                                              ===========    =============
Dividend Reinvestment:
  Class A...................................................    2,122,981    $  27,893,949
  Class B...................................................      329,536        4,327,194
  Class C...................................................      110,256        1,449,965
  Class R...................................................          154            2,152
                                                              -----------    -------------
Total Dividend Reinvestment.................................    2,562,927    $  33,673,260
                                                              ===========    =============
Repurchases:
  Class A...................................................  (39,123,176)   $(486,822,526)
  Class B...................................................  (11,665,421)    (144,303,772)
  Class C...................................................   (5,155,435)     (63,787,448)
  Class R...................................................       (9,239)        (131,837)
                                                              -----------    -------------
Total Repurchases...........................................  (55,953,271)   $(695,045,583)
                                                              ===========    =============

NOTES TO
FINANCIAL STATEMENTS

June 30, 2003 (Unaudited)

    At December 31, 2002, capital aggregated $5,104,609,044, $1,971,594,158,
$749,001,244 and $19,859, for Classes A, B, C, and R, respectively. For the year ended December 31, 2002, transactions were as follows:

                                                               SHARES            VALUE
Sales:
  Class A.................................................   186,925,245    $ 2,635,899,857
  Class B.................................................    54,237,582        786,845,156
  Class C.................................................    25,824,270        375,561,677
  Class R.................................................         1,672             19,805
                                                            ------------    ---------------
Total Sales...............................................   266,988,769    $ 3,798,326,495
                                                            ============    ===============
Dividend Reinvestment:
  Class A.................................................     5,730,192    $    82,154,253
  Class B.................................................     1,310,895         19,808,103
  Class C.................................................       406,720          6,185,760
  Class R.................................................             4                 54
                                                            ------------    ---------------
Total Dividend Reinvestment...............................     7,447,811    $   108,148,170
                                                            ============    ===============
Repurchases:
  Class A.................................................   (97,438,433)   $(1,276,321,884)
  Class B.................................................   (27,227,164)      (358,387,180)
  Class C.................................................   (11,528,895)      (150,405,803)
  Class R.................................................           -0-                -0-
                                                            ------------    ---------------
Total Repurchases.........................................  (136,194,492)   $(1,785,114,867)
                                                            ============    ===============

    Class B Shares purchased on or after June 1, 1996, and any dividend reinvestment Class B Shares received on such shares, automatically convert to Class A Shares eight years after the end of the calendar month in which the shares were purchased. Class B Shares purchased before June 1, 1996, and any dividend reinvestment plan Class B Shares received on such shares, automatically convert to Class A Shares six years after the end of the calendar month in which the shares were purchased. For the six months ended June 30, 2003 and the year ended December 31, 2002, 172,242 and 978,162 Class B Shares automatically converted to Class A Shares, respectively, and are shown in the above table as sales of Class A Shares and repurchases of Class B Shares. Class C Shares purchased before January 1, 1997, and any dividend reinvestment plan C Shares received on such shares, automatically convert to Class A Shares ten years after the end of the calendar month in which the shares were purchased. Class C Shares purchased on or after January 1, 1997 do not possess a conversion feature. For the six months ended June 30, 2003 and the year ended December 31, 2002, no Class C Shares converted to Class A Shares. Class B and C Shares are offered without a front end sales charge, but are subject to a contingent deferred sales charge (CDSC). The CDSC

NOTES TO
FINANCIAL STATEMENTS

June 30, 2003 (Unaudited)

will be imposed on most redemptions made within five years of the purchase for Class B Shares and one year of the purchase for Class C Shares as detailed in the following schedule.

                                                                 CONTINGENT DEFERRED
                                                                     SALES CHARGE
                                                                   AS A PERCENTAGE
                                                                   OF DOLLAR AMOUNT
                                                                  SUBJECT TO CHARGE
                                                              --------------------------
YEAR OF REDEMPTION                                            CLASS B            CLASS C
First.......................................................   5.00%              1.00%
Second......................................................   4.00%               None
Third.......................................................   3.00%               None
Fourth......................................................   2.50%               None
Fifth.......................................................   1.50%               None
Sixth and Thereafter........................................    None               None

    For the six months ended June 30, 2003, Van Kampen, as Distributor for the Fund, received commissions on sales of the Fund's Class A Shares of approximately $2,464,300 and CDSC on redeemed shares of approximately $1,989,900. Sales charges do not represent expenses of the Fund.

4. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $1,522,783,530 and $,1512,587,076, respectively.

5. DERIVATIVE FINANCIAL INSTRUMENTS

A derivative financial instrument in very general terms refers to a security whose value is "derived" from the value of an underlying asset, reference rate or index.

    The Fund has a variety of reasons to use derivative instruments, such as to attempt to protect the Fund against possible changes in the market value of its portfolio or to generate potential gain. All of the Fund's portfolio holdings, including derivative instruments, are marked to market each day with the change in value reflected in unrealized appreciation/depreciation. Upon disposition, a realized gain or loss is recognized accordingly, except when taking delivery of a security underlying a futures contract. In this instance, the recognition of gain or loss is postponed until the disposal of the security underlying the futures contract. Risks may arise as a result of the potential inability of the counterparties to meet the terms of their contracts.

    The Fund may invest in futures contracts, a type of derivative. A futures contract is an agreement involving the delivery of a particular asset on a specified future date at an agreed upon price. The Fund generally invests in exchange traded stock index futures. These contracts are generally used as a substitute for purchasing and selling specific securities. Upon entering into futures contracts, the Fund maintains an amount of cash or liquid securities with a value equal to a percentage of the contract amount with either a future commission

NOTES TO
FINANCIAL STATEMENTS

June 30, 2003 (Unaudited)

merchant pursuant to rules and regulations promulgated under the 1940 Act, as amended, or with its custodian in an account in the broker's name. This is known as initial margin. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). During the six months ended June 30, 2003, the Fund did not enter into any of these transactions.

6. DISTRIBUTION AND SERVICE PLANS

With respect to its Class A Shares, Class B Shares, Class C, and Class R Shares, the Fund and its shareholders have adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, as amended, and a service plan (collectively the "Plans"). The Plans govern payments for: the distribution of the Fund's Class A Shares, Class B Shares, Class C Shares, and Class R Shares; the provision of ongoing shareholder services with respect to such classes of shares; and the maintenance of shareholder accounts with respect to such classes of shares.

    Annual fees under the Plans of up to .25% of Class A average daily net assets, 1.00% each for Class B and Class C average daily net assets, and up to ..50% of Class R average daily net assets are accrued daily. Included in these fees for the six months ended June 30, 2003, are payments retained by Van Kampen of approximately $7,098,600 and payments made to Morgan Stanley DW Inc., an affiliate of the Adviser, of approximately $1,391,600. Also, the amount of distribution expenses incurred by Van Kampen and not yet reimbursed was approximately $49,939,300 and $1,465,700 for Class B and Class C Shares, respectively. These amounts may be recovered from future payments under the distribution plan or CDSC.

BOARD OF TRUSTEES AND IMPORTANT ADDRESSES
VAN KAMPEN COMSTOCK FUND

BOARD OF TRUSTEES

DAVID C. ARCH(1)
J. MILES BRANAGAN
JERRY D. CHOATE
ROD DAMMEYER(1)
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
HOWARD J KERR(1)
MITCHELL M. MERIN*
JACK E. NELSON
RICHARD F. POWERS, III*
HUGO F. SONNENSCHEIN(1)
WAYNE W. WHALEN* - Chairman
SUZANNE H. WOOLSEY

INVESTMENT ADVISER

VAN KAMPEN ASSET MANAGEMENT INC.
1 Parkview Plaza
P.O. Box 5555
Oakbrook Terrace, IL 60181-5555

DISTRIBUTOR

VAN KAMPEN FUNDS INC.
1 Parkview Plaza
P.O. Box 5555
Oakbrook Terrace, IL 60181-5555

SHAREHOLDER SERVICING AGENT

VAN KAMPEN INVESTOR SERVICES INC.
P.O. Box 947
Jersey City, New Jersey 07303-0947

CUSTODIAN

STATE STREET BANK
AND TRUST COMPANY
225 Franklin Street
P.O. Box 1173
Boston, Massachusetts 02110

LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM (ILLINOIS)
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT AUDITORS

ERNST & YOUNG LLP
233 South Wacker Drive
Chicago, Illinois 60606

(1) Appointed to the Board of Trustees effective July 23, 2003.

* "Interested persons" of the Fund, as defined in the Investment Company Act of 1940, as amended.

Van Kampen
Privacy Notice


The Van Kampen companies and investment products* respect your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain nonpublic personal information about you. This is information we collect from you on applications or other forms, and from the transactions you conduct with us, our affiliates, or third parties. We may also collect information you provide when using our Web site, and text files (also known as "cookies") may be placed on your computer to help us to recognize you and to facilitate transactions you initiate. We do not disclose any nonpublic personal information about you or any of our former customers to anyone, except as permitted by law. For instance, so that we may continue to offer you Van Kampen investment products and services that meet your investing needs, and to effect transactions that you request or authorize, we may disclose the information we collect to companies that perform services on our behalf, such as printers and mailers that assist us in the distribution of investor materials. These companies will use this information only for the services for which we hired them, and are not permitted to use or share this information for any other purpose. To protect your nonpublic personal information internally, we permit access to it only by authorized employees, and maintain physical, electronic and procedural safeguards to guard your nonpublic personal information.

* Includes Van Kampen Investments Inc., Van Kampen Investment Advisory Corp., Van Kampen Asset Management Inc., Van Kampen Advisors Inc., Van Kampen Management Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc., Van Kampen System Inc. and Van Kampen Exchange Corp., as well as the many Van Kampen mutual funds and Van Kampen unit investment trusts.

                                           Van Kampen Funds Inc.
                                           1 Parkview Plaza, P.O. Box 5555
                                           Oakbrook Terrace, IL 60181-5555
                                           www.vankampen.com

                                     (VAN KAMPEN INVESTMENTS LOGO)

                                           Copyright (C)2003 Van Kampen Funds
                                           Inc. All rights reserved.
                                           Member NASD/SIPC. 13, 113, 213, 313
                                           COM SAR 8/03 11592H03-AP-8/03

Item 2.  Code of Ethics.

Not applicable for semi-annual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4.  Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5.  Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6.  [Reserved.]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 8.  [Reserved.]


Item 9.

The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.

Item 10.  Exhibits.

(a)  Code of Ethics - Not applicable for semi-annual reports.

(b) Certifications of Principal Executive Officer and Principal Financial Officer attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Van Kampen Comstock Fund
            ------------------------------------------------------------
By: /s/ Ronald E. Robison
    --------------------------------------------------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: August 19, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Ronald E. Robison
    --------------------------------------------------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: August 19, 2003

By: /s/ John L. Sullivan
    --------------------------------------------------------------------
Name: John L. Sullivan
Title: Principal Financial Officer
Date: August 19, 2003